SCHEDULE OF CONTRACT REVENUES AND CONTRACT COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total Contract Revenues	$ 4,169,931	$ 4,135,059
Total Contract Costs	3,384,227	3,275,299
Low Voltage Electrical System [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	1,028,162	2,628,625
Total Contract Costs	898,100	2,235,698
MVAC Systems [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	502,556	299,985
Total Contract Costs	462,400	262,322
Outfitting [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	1,998,726	1,103,692
Total Contract Costs	1,562,551	701,688
Water Supply and Sewage Disposal System Installation [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	288,480	71,516
Total Contract Costs	205,693	52,320
Fire Safety System [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	352,007	31,241
Total Contract Costs	$ 255,483	$ 23,271